Summary of significant accounting policies (Tables)	6 Months Ended
Jun. 30, 2023
Accounting Policies [Abstract]
Schedule of estimated useful lives
Useful Life
Office equipment	3 years
Office furniture and fixtures	3 – 5 years
Leasehold improvements	1 – 2 years